Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	H/Cell Energy Corp
Entity Central Index Key	0001676580
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false